GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

VIA EDGAR

July 7, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Filing Desk

Re.:	FutureFunds Series Account (“Registrant”)
Great-West Life & Annuity Insurance Company (“Depositor”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
File Nos. 811-03972 and 333-158546

Commissioners:

Electronically transmitted for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is the above-referenced pre-effective amendment for Registrant. Registrant is filing the pre-effective amendment in order to effect changes in the initial registration statement necessary to respond to comments on the registration statement by the Commission’s staff, to file financial statements and exhibits, and to make other non-material changes. Accompanying this filing is a request for acceleration signed by Registrant and its principal underwriter requesting acceleration of the effectiveness of the registration statement to August 14, 2009 or as soon before or thereafter as is practicable.

Comment No. 1

General. Please note that if you qualify for and intend to rely upon the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934, you must include a statement to that effect in the prospectus. See Release No. 33-8996 (January 8, 2009).

Response

Comment acknowledged.

Securities and Exchange Commission

August 7, 2009

Comment No. 2

Annuity Payment Options. Please describe the material factors that determine the level of annuity benefits, including a discussion of the role of the Assumed Investment Return, in the determination of variable payments. See Item 8(a).

Response

Comment complied with by revising disclosure on pages 37-38 of the prospectus to indicate that, the Contract may allow for a non-fixed annuity payout if the option is permitted under the plan and acceptable to Great-West. Otherwise, all annuity payout options available under the Contract, as disclosed in the prospectus, are payable on a fixed basis.

Comment No. 3

Automatic Custom Transfers.  Please disclose whether there is a charge associated with the Dollar Cost Averaging or Rebalancing program.

Response

Comment complied with by disclosing on page 30 of the prospectus that there is no charge for participating in the dollar cost averaging program and disclosing on page 31 of the prospectus that there is no charge for participating in the Rebalancer program.

Comment No. 4

Total and Partial Withdrawals. The disclosure states that “[c]ertain restrictions apply to partial or total withdrawal under a Contract.” Please explain to the staff any restrictions that the contract places on withdrawals.

Response

As an initial matter, the Contract does not place any restriction on partial or total withdrawals from the Variable Accounts. Rather, any restrictions on partial or total withdrawals, such as minimum amount and timing restrictions, apply to withdrawals from the Fixed Account options. Also, depending on the type of plan that has purchased the Contract, the Internal Revenue Code provides, subject to certain exceptions, distribution restrictions and penalties for withdrawals before age 59½.

Securities and Exchange Commission

August 7, 2009

Comment No. 5

Contract Maintenance Charge. Please disclose whether the charge is deducted at the beginning or end of the designated period.

Response

Comment complied with by disclosing on page 33 of the prospectus that the contract maintenance charge is deducted at the beginning of the designated period applicable to the Contractholder’s Contract.

Comment No. 6

Variable Asset Charge Deduction. The disclosure states that the level of the VAC charge is guaranteed and will not increase above an annual effective rate of 1.00%. However, disclosure in the paragraph that follows, as well as in the fee table, shows that the maximum charge is 1.25%. Please clarify the disclosure.

Response

Comment complied with by revising the disclosure on page 34 to reflect that the VAC deduction is guaranteed not to increase above an annual effective rate of 1.25%.

Comment No. 7

Annuity Payment Options. The disclosure states that annuity payment options are payable on a fixed basis “[e]xcept as otherwise noted.” However, all options listed state that they are payable on a fixed basis. Please clarify the disclosure.

Response

Comment complied with by revising the disclosure on page 37 of the prospectus by deleting the word “noted” and replacing it with “provided in your Contract.” The disclosure now reflects that non-fixed annuity payment options are available to the extent permitted by the terms of the plan and provided in a Contractholder’s Contract.

Comment No. 8

Financial Statements, Exhibits and Other Information. Financial statements, exhibits and other required disclosure not included in the registration statement should be filed in a pre-effective amendment to the registration statement.

Securities and Exchange Commission

August 7, 2009

Response

Comment complied with by including required financial statements and exhibits.

Comment No. 9

Representation of Company.  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Registrant and its management are in possession of all facts relating to the Registrant’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event the Registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, [making the standard “Tandy” representations].

Response

As requested by Patrick Scott of the Commission’s Office of Insurance Products, Registrant hereby acknowledges as follows:

•	Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Comments by the Commission staff or changes to the disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•

Registrant may not assert this action as a defense to any action initiated by the Commission or any person under the federal securities laws of the United States, except to the extent otherwise legally permissible.

*	*	*

Securities and Exchange Commission

August 7, 2009

The pre-effective amendment also includes disclosure changes relating to the Eligible Funds and tax treatment, all of which are marked to show changes since the initial filing.

Should you have any question regarding the filing or above discussion, please contact me at (303) 737-1130 or Ann B. Furman of Jorden Burt LLP at (202) 965-8130.

Sincerely yours,

/s/ W. Michael Cirelli

W. Michael Cirelli

Counsel

Enclosures

cc:	Patrick F. Scott, Esq.
Ann B. Furman, Esq.